Investment Objectives and Goals - Eaton Vance Preferred Securities and Income ETF - Eaton Vance Preferred Securities and Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Eaton Vance Preferred Securities and Income ETF (the “Fund”) seeks total return and to provide current income.